Trust Agreement (Schedule Of Redemption Charges Based On Redeemed Units' Net Asset Value) (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Trust Agreement [Line Items]
Subscriptions	$ 100,000
Less Than $100,000 [Member]
Trust Agreement [Line Items]
Redemption Charges, First 6 Months	4.00%
Redemption Charges, Second 5 Months	3.00%
$100,000 - $499,999 [Member]
Trust Agreement [Line Items]
Redemption Charges, First 6 Months	3.50%
Redemption Charges, Second 5 Months	2.50%
$500,000 - $999,999 [Member]
Trust Agreement [Line Items]
Redemption Charges, First 6 Months	3.00%
Redemption Charges, Second 5 Months	2.00%
Greater Than $1,000,000 [Member]
Trust Agreement [Line Items]
Redemption Charges, First 6 Months	2.50%
Redemption Charges, Second 5 Months	1.50%